Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

22.	Commitments and contingencies

As of December 31, 2024 and 2025, the Group was not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s financial position, results of operations and cash flows. In addition to the information disclosed elsewhere in the notes to the consolidated financial statements, the Group had no significant capital and other commitments, long-term obligations or guarantees as of December 31, 2024 and 2025.